CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 17,691,000	$ 18,248,000	$ 25,993,000	$ 16,961,000	$ 2,344,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,076,000	10,938,000	14,192,000	11,556,000	3,460,000
Stock-based compensation expense	7,068,000	2,559,000	4,048,000	471,000	68,000
Deferred income tax (benefit) expense	(2,853,000)	(1,680,000)	(1,796,000)	1,204,000	1,245,000
Non-cash interest expense	900,000	680,000	816,000	3,662,000	933,000
Impairment of assets		1,962,000	4,924,000
Amortization of deferred compensation	1,301,000	650,000	1,082,000
Other non-cash expense and fair value change in liabilities, net	(64,000)	(59,000)	(104,000)	2,405,000	(1,895,000)
Provision for doubtful accounts receivable	142,000	30,000	604,000	213,000	57,000
Changes in operating assets and liabilities:
Accounts receivable, net	2,323,000	3,736,000	(9,285,000)	(13,696,000)	(3,023,000)
Prepaid expenses and other current assets, net	(1,723,000)	(661,000)	(983,000)	(272,000)	(96,000)
Accounts payable	(1,347,000)	318,000	2,975,000	798,000	105,000
Accrued expenses and other current liabilities	1,982,000	(2,525,000)	(251,000)	6,479,000	(580,000)
Other noncurrent assets and liabilities	(530,000)	70,000	38,000	(416,000)	(6,000)
Net cash provided by operating activities	34,966,000	34,266,000	42,253,000	29,365,000	2,612,000
Cash flows from investing activities:
Payments for acquisition of businesses, net of acquired cash	(16,400,000)	(10,290,000)	(10,290,000)	(32,603,000)	(131,250,000)
Purchase of property and equipment	(4,160,000)	(2,078,000)	(3,089,000)	(1,808,000)	(230,000)
Purchase of other assets	(851,000)
Net cash used in investing activities	(21,411,000)	(12,368,000)	(13,379,000)	(34,411,000)	(131,480,000)
Cash flows from financing activities:
Proceeds from notes payable, net of issuance costs	8,094,000				55,349,000
Payments on notes payable	(12,200,000)	(18,108,000)	(20,333,000)	(29,427,000)
Proceeds from issuance of preferred stock, net of issuance costs				177,860,000	86,215,000
Payments for repurchase of preferred stock				(70,000,000)
Proceeds from exercise of options and warrants to purchase common stock	1,652,000	226,000	251,000	173,000	51,000
Excess income tax benefit from stock-based compensation	1,287,000
Payments of preferred stock dividends	(58,682,000)
Proceeds from initial public offering, net of offering costs	85,365,000
Payments of principal on capital lease arrangements	(8,000)
Net cash (used in) provided by financing activities	25,508,000	(17,882,000)	(20,082,000)	78,606,000	141,615,000
Effect of foreign currency exchange rate on cash	203,000	78,000	116,000	(111,000)
Change in cash and cash equivalents	39,266,000	4,094,000	8,908,000	73,449,000	12,747,000
Cash and cash equivalents, beginning of period	97,142,000	88,234,000	88,234,000	14,785,000	2,038,000
Cash and cash equivalents, end of period	136,408,000	92,328,000	97,142,000	88,234,000	14,785,000
Supplemental disclosure of cash flow information
Cash interest payments	1,777,000	1,645,000	2,136,000	4,188,000
Income tax payments	12,479,000	17,749,000	22,080,000	6,682,000	88,000
Supplemental disclosure of non-cash investing activities
Issuance of notes payable in connection with acquisition	6,085,000	3,500,000	3,500,000	6,000,000	11,924,000
Supplemental disclosure of non-cash financing activities
Issuance and reclassification of common stock warrant				3,577,000	(1,474,000)
Accretion of preferred stock dividends	19,928,000	18,388,000	24,577,000	14,788,000	3,247,000
Issuance and exercise of preferred stock warrants				2,704,000	(2,704,000)
Common Stock [Member]
Supplemental disclosure of non-cash investing activities
Issuance of stock in connection with acquisition					35,000
Preferred Stock [Member]
Supplemental disclosure of non-cash investing activities
Issuance of stock in connection with acquisition		$ 3,000,000	$ 3,000,000	$ 7,000,000	$ 20,000,000